Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 16, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2008
Summary of Stockholders' Equity Disclosure [Line Items]
Line of Credit Facility, Dividend Restrictions		However, our Credit Facility restricts dividend payments. Dividends are permitted if (i) availability under the Credit Facility exceeds $337.5 or (ii) availability exceeds $262.5 and we meet a fixed charge coverage ratio of one to one as of the most recently ended fiscal quarter. If we cannot meet either of these thresholds, dividends would be limited to $12.0 annually.
Preferred stock authorized (in shares)		25,000,000
Preferred stock issued (in shares)		0
Preferred stock outstanding (in shares)		0
Stock Issued During Period, Shares, New Issues	40,250,000
Shares Issued, Price Per Share	$ 9.00
Proceeds from issuance of common stock	$ 345.3	$ 0.0	$ 345.3	$ 0.0
Stock Repurchase Program, Authorized Amount					$ 150.0
Stock Repurchase Program, Remaining Authorized Repurchase Amount		125.6
Revolving Credit Facility [Member]
Summary of Stockholders' Equity Disclosure [Line Items]
Amount Of Threshold Under Credit Facility, Dividend Restriction, Unlimited		337.5
Amount Of Threshold Under Credit Facility, Dividend Restriction, Unlimited with Financial Covenant Compliance		262.5
Availability under credit facility exceeds		337.5
Maximum [Member] | Revolving Credit Facility [Member]
Summary of Stockholders' Equity Disclosure [Line Items]
Dividends would be limited to this amount annually		$ 12.0